Exhibit 99
Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	27
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,648,176,732.81	81,628	52.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$394,100,000.00	0.18000%	July 15, 2015
Class A-2 Notes	$538,700,000.00	0.470%	March 15, 2017
Class A-3 Notes	$464,500,000.00	0.900%	October 15, 2018
Class A-4 Notes	$102,440,000.00	1.420%	August 15, 2019
Class B Notes	$47,360,000.00	1.720%	September 15, 2019
Class C Notes	$31,570,000.00	1.950%	February 15, 2020
Class D Notes	$31,570,000.00	2.350%	December 15, 2020
Total	$1,610,240,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,538,813.13

Principal:
Principal Collections	$17,618,620.74
Prepayments in Full	$9,152,056.46
Liquidation Proceeds	$237,885.59
Recoveries	$27,023.62
Sub Total	$27,035,586.41
Collections	$28,574,399.54

Purchase Amounts:
Purchase Amounts Related to Principal	$327,866.65
Purchase Amounts Related to Interest	$1,951.65
Sub Total	$329,818.30

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$28,904,217.84

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	27
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$28,904,217.84
Servicing Fee	$393,755.58	$393,755.58	$0.00	$0.00	$28,510,462.26
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$28,510,462.26
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$28,510,462.26
Interest - Class A-3 Notes	$179,902.07	$179,902.07	$0.00	$0.00	$28,330,560.19
Interest - Class A-4 Notes	$121,220.67	$121,220.67	$0.00	$0.00	$28,209,339.52
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,209,339.52
Interest - Class B Notes	$67,882.67	$67,882.67	$0.00	$0.00	$28,141,456.85
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,141,456.85
Interest - Class C Notes	$51,301.25	$51,301.25	$0.00	$0.00	$28,090,155.60
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,090,155.60
Interest - Class D Notes	$61,824.58	$61,824.58	$0.00	$0.00	$28,028,331.02
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$28,028,331.02
Regular Principal Payment	$26,425,893.22	$26,425,893.22	$0.00	$0.00	$1,602,437.80
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,602,437.80
Residual Released to Depositor	$0.00	$1,602,437.80	$0.00	$0.00	$0.00
Total		$28,904,217.84

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$26,425,893.22
Total					$26,425,893.22
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$26,425,893.22	$56.89	$179,902.07	$0.39	$26,605,795.29	$57.28
Class A-4 Notes	$0.00	$0.00	$121,220.67	$1.18	$121,220.67	$1.18
Class B Notes	$0.00	$0.00	$67,882.67	$1.43	$67,882.67	$1.43
Class C Notes	$0.00	$0.00	$51,301.25	$1.63	$51,301.25	$1.63
Class D Notes	$0.00	$0.00	$61,824.58	$1.96	$61,824.58	$1.96
Total	$26,425,893.22	$16.41	$482,131.24	$0.30	$26,908,024.46	$16.71

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	27

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$239,869,420.76	0.5164035	$213,443,527.54	0.4595124
Class A-4 Notes	$102,440,000.00	1.0000000	$102,440,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$452,809,420.76	0.2812062	$426,383,527.54	0.2647950

Pool Information
Weighted Average APR	3.740%	3.744%
Weighted Average Remaining Term	32.88	32.16
Number of Receivables Outstanding	36,494	35,108
Pool Balance	$472,506,697.05	$444,871,333.37
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$452,809,420.76	$426,383,527.54
Pool Factor	0.2866845	0.2699173

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,240,883.66
Targeted Credit Enhancement Amount	$8,240,883.66
Yield Supplement Overcollateralization Amount	$18,487,805.83
Targeted Overcollateralization Amount	$18,487,805.83
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$18,487,805.83

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,240,883.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,240,883.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,240,883.66

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	27
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		161	$298,934.24
(Recoveries)		109	$27,023.62
Net Loss for Current Collection Period			$271,910.62
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6906%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3794%
Second Prior Collection Period			0.2105%
Prior Collection Period			0.8237%
Current Collection Period			0.7114%
Four Month Average (Current and Prior Three Collection Periods)			0.5312%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,675	$8,537,906.39
(Cumulative Recoveries)			$1,184,784.09
Cumulative Net Loss for All Collection Periods			$7,353,122.30
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4461%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,826.29
Average Net Loss for Receivables that have experienced a Realized Loss			$1,572.86

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.95%	512	$8,661,020.18
61-90 Days Delinquent	0.22%	56	$972,382.94
91-120 Days Delinquent	0.04%	8	$191,908.97
Over 120 Days Delinquent	0.19%	47	$825,847.73
Total Delinquent Receivables	2.39%	623	$10,651,159.82

Repossession Inventory:
Repossessed in the Current Collection Period		23	$509,376.97
Total Repossessed Inventory		36	$750,540.75

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3118%
Prior Collection Period			0.2959%
Current Collection Period			0.3162%
Three Month Average			0.3080%

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	27

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer